CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Treasury Stock	(Accumulated Deficit)	Accumulated Other Comprehensive Income	Non-controlling interest
Balance at Dec. 31, 2015	$ 83,777	$ 122	$ 1,259,767	$ (4,138)	$ (1,233,444)	$ 61,470	$ 0
Balance (in shares) at Dec. 31, 2015		36,735,314
Increase (Decrease) in Stockholders' Equity
Repurchase of ordinary shares	(4,096)			(4,096)
Repurchase of ordinary shares (in shares)		(2,054,655)
Restricted stock issued and restricted stock units released	0
Restricted stock issued and restricted stock units released (in shares)		543,894
Stock-based compensation	2,238		2,238
Net income	132				290		(158)
Acquisition of non-controlling interests	158						158
Other comprehensive income:
Foreign currency translation	570					570
Recognition due to closure of the subsidiaries	(38)					(38)
Balance at Dec. 31, 2016	82,741	$ 122	1,262,005	(8,234)	(1,233,154)	62,002	$ 0
Balance (in shares) at Dec. 31, 2016		35,224,553
Increase (Decrease) in Stockholders' Equity
Repurchase of ordinary shares	(140)			(140)
Repurchase of ordinary shares (in shares)		(72,739)
Restricted stock issued and restricted stock units released	866		866
Restricted stock issued and restricted stock units released (in shares)		302,886
Common stock issued upon option exercise	135	$ 0	135
Common stock issued upon option exercise (in shares)		51,666
Net income	6,981				6,981
Other comprehensive income:
Foreign currency translation	2,112					2,112
Recognition due to closure of the subsidiaries	(1,703)					(1,703)
Balance at Dec. 31, 2017	$ 90,992	$ 122	1,263,006	(8,374)	(1,226,173)	62,411
Balance (in shares) at Dec. 31, 2017	35,506,000	35,506,366
Increase (Decrease) in Stockholders' Equity
Repurchase of ordinary shares	$ (2,525)			(2,525)
Repurchase of ordinary shares (in shares)		(623,765)
Restricted stock issued and restricted stock units released	1,097		1,097
Restricted stock issued and restricted stock units released (in shares)		399,991
Common stock issued upon option exercise	80	$ 1	79
Common stock issued upon option exercise (in shares)		35,150
Cumulative effect of change in revenue recognition accounting principle	8,563				8,563
Acquisition of non-controlling interests	(22)		(22)
Net income	4,820				4,820
Other comprehensive income:
Foreign currency translation	(839)					(839)
Balance at Dec. 31, 2018	$ 102,166	$ 123	$ 1,264,160	$ (10,899)	$ (1,212,790)	$ 61,572
Balance (in shares) at Dec. 31, 2018	35,318,000	35,317,742